Business Combination	3 Months Ended
Mar. 31, 2022
Rigetti Computing, Inc [Member]
Business Combination
3. BUSINESS COMBINATION
As discussed in Note 1, on March 2, 2022, the Business Combination was completed. Pursuant to the Company’s certificate of incorporation, as amended on March 2, 2022, the Company is authorized to issue 1,000,000,000 shares of Common Stock and 10,000,000 shares of preferred stock, par value $0.0001, of the Company (the “Preferred Stock”). The holders of shares of Common Stock are entitled to one vote for each share of common stock held. The Preferred Stock is non-voting.
No shares of Preferred Stock were issued and outstanding as of March 31, 2022.
On March 1, 2022, prior to the Closing, as contemplated by the Merger Agreement and following approval by SNII’s shareholders at an extraordinary general meeting of shareholders held on February 28, 2022 (the “Extraordinary General Meeting”), SNII filed a notice of deregistration with the Cayman Islands Registrar of Companies, together with the necessary accompanying documents, and filed a certificate of incorporation (the “Certificate of Incorporation”) and a certificate of corporate domestication with the Secretary of State of the State of Delaware, under which SNII was domesticated and continues as a Delaware corporation, changing its name to “Rigetti Computing, Inc.”
As a result of and upon the effective time of the Domestication (which occurred on March 1, 2022), among other things:(1) each then issued and outstanding Class A ordinary share, par value $0.0001 per share, of SNII (“SNII Class A ordinary share”) converted automatically, on a one-for-one basis,
into a share of Common Stock; (2)each then issued and outstanding Class B ordinary share, par value $0.0001 per share, of SNII (“SNII Class B ordinary share”) converted automatically, on a one-for-one basis,
into a share of Common Stock; (3) each then issued and outstanding whole warrant of SNII to purchase one SNII Class A ordinary shares converted automatically into a warrant to acquire one share of Common Stock at an exercise price of $11.50 per share (the “Warrants”) pursuant to the Warrant Agreement, dated March 1, 2021, between SNII and American Stock Transfer & Trust Company, as warrant agent; (4) and each then issued and outstanding unit of SNII (the “SNII Units”) was separated and converted automatically into one share of Common Stock and one-fourth of
one Warrant.
Immediately prior to the effective time of the Business Combination, each share of Legacy Rigetti’s Series C preferred stock and
Series C-1 preferred
stock (collectively, the “Legacy Rigetti Preferred Stock”) with Par Value of $0.000001 converted into shares of common stock of Legacy Rigetti (“Legacy Rigetti Common Stock”) in accordance with the Amended and Restated Certificate of Incorporation of Legacy Rigetti (such conversion, the “Legacy Rigetti Preferred Conversion”).
As a result of the Business Combination, among other things (1) all outstanding shares of Legacy Rigetti Common Stock as of immediately prior to the Closing (including Legacy Rigetti Common Stock resulting from the Legacy Rigetti Preferred Stock Conversion), were exchanged at an exchange ratio of 0.7870 (the “Exchange Ratio”) for an aggregate of 78,959,579 shares of Common Stock; (2) each warrant to purchase Legacy Rigetti

Common Stock converted into a warrant to purchase shares of Common Stock (“Assumed Warrant”), with each

Assumed Warrant subject to the same terms and conditions as were applicable to the original Legacy Rigetti warrant and having an exercise price and number of shares of Common Stock purchasable based on the Exchange Ratio and other terms contained in the Merger Agreement; (3) each option to purchase Legacy Rigetti Common Stock converted into an option to purchase shares of Common Stock (“Assumed Option”), with each Assumed Option subject to the same terms and conditions as were applicable to the original Legacy Rigetti option and with an exercise price and number of shares of Common Stock purchasable based on the Exchange Ratio and other terms contained in the Merger Agreement, and; (4) each Legacy Rigetti restricted stock unit award converted into a restricted stock unit award to receive shares of Common Stock (“Assumed RSU Award”), with each Assumed RSU Award subject to the same terms and conditions as were applicable to the Legacy Rigetti restricted stock unit award, and with the number of shares of Common Stock to which the Assumed RSU Award based on the Exchange Ratio and other terms contained in the Merger Agreement.
In connection with the execution of the Merger Agreement, SNII entered into a sponsor support agreement (the “Sponsor Support Agreement”) with the Sponsor, Legacy Rigetti and SNII’s directors and officers. Pursuant to the Sponsor Support Agreement, the Sponsor and SNII’s directors and officers (“Sponsor Holders”), among other things, agreed to vote all of their shares of SNII capital stock in favor of the approval of the Business Combination. In addition, pursuant to the Sponsor Support Agreement, (i) 2,479,000 shares of Common Stock held by the Sponsor Holders became unvested and subject to forfeiture as of the Closing and will only vest if, during the five year period following the Closing, the volume weighted average price of Common Stock equals or exceeds $12.50 for any twenty trading days within a period of thirty consecutive trading days, and (ii) 580,273 shares of Common Stock held by the Sponsor Holders became unvested and subject to forfeiture as of the Closing and will only vest if, during the five year period following the Closing, the volume weighted average price of Common Stock equals or exceeds $15.00 for any twenty trading days within a period of thirty consecutive trading days. Any such shares held by the Sponsor Holders that remain unvested after the fifth anniversary of the Closing will be forfeited. (Refer to Note 2 for related significant accounting policy for Sponsor
Earn-Out
Liability)
Concurrently with the execution of the Merger Agreement, SNII entered into Subscription Agreements (the “Initial Subscription Agreements”) with certain investors (together, the “Initial PIPE Investors”), pursuant to which the Initial PIPE Investors agreed to subscribe for and purchase, and SNII agreed to issue and sell to the Initial PIPE Investors, an aggregate of 10,251,000 shares of Common Stock at a price of $10.00 per share, for aggregate gross proceeds of $102.5 Million (the “Initial PIPE Financing”). On December 23, 2021, SNII entered into Subscription Agreements (the “Subsequent Subscription Agreements”, and together with the Initial Subscription Agreements, the “Subscription Agreements”) with two “accredited investors” (as such term is defined in Rule 501 of Regulation D) (the “Subsequent PIPE Investors”, and together with the Initial PIPE Investors, the “PIPE Investors”) pursuant to which the Subsequent PIPE Investors agreed to subscribe for and purchase, and SNII agreed to issue and sell to the Subsequent PIPE Investors, an aggregate of 4,390,244 shares of Common Stock at a price of $10.25 per share, for aggregate gross proceeds of $45.0 Million (the “Subsequent PIPE Financing”, and together with the Initial PIPE Financing, the “PIPE Financing”). Pursuant to the Subscription Agreements, Rigetti agreed to provide the PIPE Investors with certain registration rights with respect to the shares purchased as part of the PIPE Financing. The PIPE Financing was consummated immediately prior to the Merger.
The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, SNII was treated as the “acquired” company for financial reporting purposes (See Note 1).
In accounting for the Business Combination and after redemptions, net proceeds received by the Company totaled $225.6 million. The table below shows the net proceeds from business combination and PIPE financing:

Amount (in thousands)
Cash - SNII trust and cash (net of redemption)	$115,879
Cash - PIPE	147,510
Cash - SNII operating account	325
Less: SNII transaction cost	(38,110)

Net Proceeds from Business Combination and PIPE	$225,604

Transaction costs consist of direct legal, accounting and other fees relating to the consummation of the Merger. Legacy Rigetti transaction costs specific and directly attributable to the business combination totaled $20.65 million. These costs were initially capitalized and incurred in deferred offering assets on the consolidated balance sheets. Upon the Closing, transaction costs related to the issuance of shares were recognized in stockholders’ equity (deficit) while costs associated with the Public Warrants, Private Placement Warrants and Sponsor Earnout Warrants liabilities were expensed in the consolidated statements of operations. Of the total transaction cost of $20.65 million, $19.75 million was recorded to additional paid-in
capital as a reduction of proceeds and the remaining $0.9 million was recognized in the condensed consolidated statements of operations during the three months ended March 31, 2022. Transaction cost paid through cash during the three months ended March 31, 2022 equals $16.7 million.
The amount recorded to additional
paid-in-capital
was $153.8 million, comprised of $225.6 million net proceeds less $19.75 million transaction costs, of which $3.4 million was initially recorded as deferred offering costs at December 31, 2021 and fully paid as of March 31, 2022, $16.3 million recognized for the Public Warrant liabilities, $9.2 million recognized for the Private Placement Warrant liabilities, and $26.6 million recognized for the earnout liabilities.
The number of shares of common stock issued immediately following the consummation of the Business Combination was as follows:

Common Stock - SNII Class A, outstanding prior to Business Combination	34,500,000
Less: redemption of SNII Class A ordinary shares	(22,915,538)
Common Stock - SNII Class A ordinary shares	11,584,462
Common Stock - SNII Class B ordinary shares*	8,625,000
Shares issued in PIPE	14,641,244
Business Combination and PIPE shares	34,850,706
Common stock - Legacy Rigetti**	18,221,069
Common stock - exercise of Legacy Rigetti stock options immediately prior to the closing**	1,123,539
Common stock - exercise of Legacy Rigetti warrants immediately prior to the closing**	2,234,408
Common stock - upon conversion of Legacy Rigetti Series C preferred stock**	54,478,261
Common stock - upon conversion of Legacy Rigetti Series C-1 preferred stock**	2,902,302

Total shares of common stock immediately after Business Combination	113,810,285

*
Includes (i) 2,479,000 shares of Common Stock held by the Sponsor (the “Promote Sponsor Vesting Shares”) and (ii) 580,273 shares of Common Stock held by the Sponsor (“Sponsor Redemption-Based Vesting Shares”).

**
(i)all outstanding shares of Legacy Rigetti Common Stock as of immediately prior to the Closing (including Legacy Rigetti Common Stock resulting from the Legacy Rigetti Preferred Stock Conversion), were exchanged at an exchange ratio of 0.7870 (the “Exchange Ratio”). (ii) the conversion ratio to Legacy Riegtti Common Stock for the Legacy Series C Preferred Stock was
one-for-one
and for Legacy Series
C-1
Preferred Stock was
eight-for-one.